Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Leases [Abstract]
Leased capital assets included in net property, plant and equipment, primarily buildings and improvements	$ 46	$ 55
Total rental expense	$ 413	$ 459	$ 470